CAPITAL AND RESERVES - Additional Information (Details)						12 Months Ended
	Dec. 31, 2021 USD ($)	Jun. 10, 2021 CAD ($) $ / shares shares	Jan. 28, 2021 CAD ($)	Jan. 28, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CAD ($) EquityInstruments item $ / shares shares	Dec. 31, 2020 CAD ($) EquityInstruments item $ / shares	Dec. 31, 2021 shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 item	Dec. 31, 2021 EquityInstruments	Aug. 05, 2020 CAD ($)	Aug. 05, 2020 USD ($)	Dec. 31, 2019 EquityInstruments
Capital and reserves [Line Items]
Number Of Shares Issued For Release Of Dsu Settlement Shares | shares						2,272,431
Fair value per warrant												$ 4,806,000	$ 3,624,000
Number of shares issued | shares		8,214,450
Proceeds from issuing shares		$ 28,750,575	$ 11,700,666
Expense from share-based payment transactions with employees	$ 4,820,000				$ 2,490,000
Share issue related cost		$ 1,672,955		$ 1,094,498
Par value per share | $ / shares		$ 3.50
Proceeds from exercise of options						$ 3,765,000	$ 2,813,000
Number of share options outstanding in share-based payment arrangement									9,672,118	9,672,118
Description of vesting requirements for share-based payment arrangement						0.33%
Option life, share options granted (Years) | item						4	4
Expected forfeiture rate, share options forfeited						2.94%	0.50%
Expected Dividends						0.00%	0.00%
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | $ / shares						$ 3.64	$ 3.38
Maximum [Member]
Capital and reserves [Line Items]
Risk free interest rate, share options granted							0.41%
Expected volatility, share options granted							68.00%
Minimum [Member]
Capital and reserves [Line Items]
Risk free interest rate, share options granted						1.20%	0.32%
Expected volatility, share options granted						61.00%	66.00%
Common Shares
Capital and reserves [Line Items]
Number of shares issued | shares				2,704,770
Canadian exploration expenses shares
Capital and reserves [Line Items]
Number of shares issued | shares				2,053,670
Share premium				$ 2,356,000
Par value per share | $ / shares				$ 4.48
Canadian development expenses shares
Capital and reserves [Line Items]
Number of shares issued | shares				651,100
Share premium				$ 330,000
Par value per share | $ / shares				$ 3.84
Mineral properties
Capital and reserves [Line Items]
Expense from share-based payment transactions with employees	3,888,000				2,060,000
Incentive stock option
Capital and reserves [Line Items]
Percentage of maximum number of shares issued and outstanding						10.00%
Number of share options exercised in share-based payment arrangement | EquityInstruments						2,272,431	2,217,499
Number of share options outstanding in share-based payment arrangement | EquityInstruments							10,245,934				9,672,118			10,465,233
Number of options available for future grants | shares								5,483,636
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares						$ 2.17	$ 3.07
Equity incentive plan
Capital and reserves [Line Items]
Percentage of maximum number of shares issued and outstanding						15.00%
Expense from share-based payment transactions with employees	$ 932,000				$ 430,000
Restricted share units
Capital and reserves [Line Items]
Percentage of maximum number of shares issued and outstanding						3.00%
Expense from share-based payment transactions with employees						$ 867,000	$ 810,000
Number of share options exercised in share-based payment arrangement | item						1,198,067
Number of shares issued for release of RSU settlement shares | shares						873,722
Number of options available for future grants | shares								3,348,659
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares						$ 2.57	$ 3.00
Number of other equity instruments granted in share-based payment arrangement | EquityInstruments						1,505,449	345,000
Weighted average fair value at measurement date, other equity instruments granted						$ 1,100,000	$ 3,265,000
Restricted share units | General and administrative expenses [Member]
Capital and reserves [Line Items]
Expense from share-based payment transactions with employees							810,000
Deferred Stock Unit
Capital and reserves [Line Items]
Expense from share-based payment transactions with employees						$ 794,000	$ 870,000
Number of share options exercised in share-based payment arrangement | item						894,000
Number of options available for future grants | shares								1,181,000
Number of other equity instruments granted in share-based payment arrangement | EquityInstruments						366,000	273,000
Weighted average fair value at measurement date, other equity instruments granted						$ 794,000	$ 870,000
Vested shares outstanding | shares						894,000
Deferred Stock Unit | Maximum [Member]
Capital and reserves [Line Items]
Number of shares issued | shares								2,100,000